Income taxes	12 Months Ended
Mar. 31, 2018
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Income taxes

17. Income taxes

Income tax expenses has been allocated as follows:

	Year ended March 31,
	2016		2017		2018
Income tax expense as per the consolidated statement of income	₹	25,366	₹	25,213	₹	22,390
Income tax included in Other comprehensive income on:
Unrealized gains/ (losses) on investment securities		42		594		(644)
Gains/(losses) on cash flow hedging derivatives		(260)		962		(1,448)
Defined benefit plan actuarial gains/(losses)		(224)		43		255

	₹	24,924	₹	26,812	₹	20,553

Income tax expenses consists of the following:

	Year ended March 31,
	2016		2017		2018
Current taxes
Domestic	₹	20,221	₹	21,089	₹	18,500
Foreign		5,536		5,412		7,834

		25,757		26,501		26,334
Deferred taxes
Domestic		(506)		(63)		3
Foreign		115		(1,225)		(3,947)

		(391)		(1,288)		(3,944)

	₹	25,366	₹	25,213	₹	22,390

Income tax expenses are net of reversal of provisions pertaining to earlier periods, amounting to ₹1,337, ₹593 and ₹380 for the year ended March 31, 2016, 2017 and 2018, respectively.

The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2016		2017		2018
Profit before taxes	₹	114,933	₹	110,356	₹	102,474
Enacted income tax rate in India		34.61%		34.61%		34.61%

Computed expected tax expense		39,778		38,194		35,466
Effect of:
Income exempt from tax		(12,799)		(12,684)		(12,878)
Basis differences that will reverse during a tax holiday period		(568)		(274)		167
Income taxed at higher/ (lower) rates		(1,449)		(1,105)		(111)
Reversal of deferred tax for past years due to rate reduction *		—		—		(1,563)
Taxes related to prior years		(1,337)		(593)		(380)
Changes in unrecognized deferred tax assets		87		40		239
Expenses disallowed for tax purpose		1,752		1,787		1,431
Others, net		(98)		(152)		19

Income tax expense	₹	25,366	₹	25,213	₹	22,390

Effective income tax rate		22.07%		22.85%		21.85%

*

The “Tax Cuts and Jobs Act,” was signed into law on December 22, 2017 (‘US Tax Reforms’) which among other things, makes significant changes to the rules applicable to the taxation of corporations, such as changing the corporate tax rate from 35% to 21% rate effective January 1, 2018. For the year ended March 2018, the Company took a positive impact of ₹1,563 on account of re-statement of deferred tax items pursuant to US Tax Reforms.

The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2017		2018
Carry-forward losses *	₹	5,513	₹	5,694
Accrued expenses and liabilities		3,151		3,107
Allowances for lifetime expected credit loss		2,955		4,499
Minimum alternate tax		1,520		74
Cash flow hedges		—		29

		13,139		13,403

Property, plant and equipment		(4,153)		(2,166)
Amortizable goodwill		(4,057)		(1,810)
Intangible assets		(4,511)		(3,190)
Interest on bonds and fair value movement of investments		(2,245)		(1,712)
Cash flow hedges		(1,419)		—
Deferred revenue		(183)		(273)
Others		(87)		(403)

		(16,655)		(9,554)

Net deferred tax assets / (liabilities)	₹	(3,516)	₹	3,849
Amounts presented in statement of financial position:
Deferred tax assets	₹	3,098	₹	6,908
Deferred tax liabilities	₹	(6,614)	₹	(3,059)

*	Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2016	As at April 1, 2015	Credit/ (charge) in the consolidated statement of Changes in equity on adoption of IFRS 9	Credit/(charge) in the consolidated statement of income	Credit/ (charge) in the Other comprehensive income	On account of business combination	As at March 31, 2016
Carry-forward losses	3,589	—	147	(90)	1,604	5,250
Accrued expenses and liabilities	2,546	—	500	224	—	3,270
Allowances for lifetime expected credit loss	1,859	430	751	(1)	—	3,039
Minimum alternate tax	1,844	—	(387)	—	—	1,457
Property, plant and equipment	(3,416)	—	(827)	(19)	—	(4,262)
Amortizable goodwill	(3,347)	—	(977)	361	—	(3,963)
Intangible assets	(1,965)	—	989	58	(3,747)	(4,665)
Interest on bonds and fair value movement of investments	(448)	—	(324)	(42)	—	(814)
Cash flow hedges	(719)	—	1	260	—	(458)
Deferred revenue	(418)	—	377	37	—	(4)
Others	180	—	141	7	—	328

Total	(295)	430	391	795	(2,143)	(822)

Movement during the year ended March 31, 2017	As at April 1, 2016	Credit/ (charge) in the consolidated statement of income	Credit/ (charge) in the Other comprehensive income	On account of business combination	Assets held for sale	As at March 31, 2017
Carry-forward losses	5,250	825	(562)	—	—	5,513
Accrued expenses and liabilities	3,270	(44)	(75)	—	—	3,151
Allowances for lifetime expected credit loss	3,039	(77)	(7)	—	—	2,955
Minimum alternate tax	1,457	63	—	—	—	1,520
Property, plant and equipment	(4,262)	(249)	358	—	—	(4,153)
Amortizable goodwill	(3,963)	(401)	307	—	—	(4,057)
Intangible assets	(4,665)	2,639	279	(2,764)	—	(4,511)
Interest on bonds and fair value movement of investments	(814)	(837)	(594)	—	—	(2,245)
Cash flow hedges	(458)	—	(961)	—	—	(1,419)
Deferred revenue	(4)	(192)	13	—	—	(183)
Others	328	(439)	24	—	—	(87)

Total	(822)	1,288	(1,218)	(2,764)	—	(3,516)

Movement during the year ended March 31, 2018	As at April 1, 2017	Credit/ (charge) in the consolidated statement of income	Credit/ (charge) in the Other comprehensive income	On account of business combination	Assets held for sale	As at March 31, 2018
Carry-forward losses	5,513	133	48	—	—	5,694
Accrued expenses and liabilities	3,151	243	(246)	—	(41)	3,107
Allowances for lifetime expected credit loss	2,955	1,564	2	—	(22)	4,499
Minimum alternate tax	1,520	(1,446)	—	—	—	74
Property, plant and equipment	(4,153)	912	(75)	—	1,150	(2,166)
Amortizable goodwill	(4,057)	1,522	(53)	—	778	(1,810)
Intangible assets	(4,511)	1,546	(112)	(113)	—	(3,190)
Interest on bonds and fair value movement of investments	(2,245)	(112)	645	—	—	(1,712)
Cash flow hedges	(1,419)	—	1,448	—	—	29
Deferred revenue	(183)	(35)	(9)	—	(46)	(273)
Others	(87)	(383)	(75)	—	142	(403)

Total	(3,516)	3,944	1,573	(113)	1,961	3,849

Deferred taxes on unrealized foreign exchange gain / loss relating to cash flow hedges, fair value movements in investments and actuarial gains/losses on defined benefit plans are recognized in other comprehensive income. Deferred tax liability on the intangible assets identified and carry forward losses on acquisitions is recorded by an adjustment to goodwill. Other than these, the change in deferred tax assets and liabilities is primarily recorded in the consolidated statement of income.

In assessing the realizability of deferred tax assets, the Company considers the extent to which it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable profits during the periods in which those temporary differences and tax loss carry-forwards become deductible. The Company considers the expected reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on this, the Company believes that it is probable that the Company will realize the benefits of these deductible differences. The amount of deferred tax asset considered realizable, however, could be reduced in the near term if the estimates of future taxable income during the carry-forward period are reduced.

Deferred tax asset amounting to ₹4,238 and ₹3,756 as at March 31, 2017 and 2018, respectively in respect of unused tax losses have not been recognized by the Company. The tax loss carry-forwards of ₹13,581 and ₹14,510 as at March 31, 2017 and 2018, respectively, relates to certain subsidiaries on which deferred tax asset has not been recognized by the Company, because there is a lack of reasonable certainty that these subsidiaries may generate future taxable profits. Approximately, ₹5,371 and ₹6,223 as at March 31, 2017 and 2018, respectively, of these tax loss carry-forwards is not currently subject to expiration dates. The remaining tax loss carry-forwards of approximately, ₹8,210 and ₹8,287 as at March 31, 2017 and 2018, respectively, expires in various years through fiscal 2037.

The Company has recognized deferred tax assets of ₹5,513 and ₹5,287 in respect of carry forward losses of its various subsidiaries as at March 31, 2017 and 2018. Management’s projections of future taxable income and tax planning strategies support the assumption that it is probable that sufficient taxable income will be available to utilize these deferred tax assets.

Pursuant to the changes in the Indian income tax laws in the past year, Minimum Alternate Tax (MAT) has been extended to income in respect of which deduction is claimed under Section 10A, 10B and 10AA of the Income Tax Act, 1961; consequently, the Company has calculated its tax liability for current domestic taxes after considering MAT. The excess tax paid under MAT provisions over and above normal tax liability can be carried forward and set-off against future tax liabilities computed under normal tax provisions. The Company was required to pay MAT and accordingly, a deferred tax asset of ₹1,520 and ₹74 has been recognized in the statement of consolidated financial position as of March 31, 2017 and 2018 respectively, which can be carried forward for a period of fifteen years from the year of recognition.

A substantial portion of the profits of the Company’s India operations are exempt from Indian income taxes being profits attributable to export operations and profits from units established under the Special Economic Zone Act, 2005 scheme. Units designated in special economic zones providing service on or after April 1, 2005 will be eligible for a deduction of 100 percent of profits or gains derived from the export of services for the first five years from commencement of provision of services and 50 percent of such profits and gains for a further five years. Certain tax benefits are also available for a further five years subject to the unit meeting defined conditions. Profits from certain other undertakings are also eligible for preferential tax treatment. The tax holiday period being currently available to the Company expires in various years through fiscal 2030-31. The expiration period of tax holiday for each unit within a SEZ is determined based on the number of years that have lapsed following year of commencement of production by that unit. The impact of tax holidays has resulted in a decrease of current tax expense of ₹12,754, ₹11,958 and ₹11,635 for the years ended March 31, 2016, 2017 and 2018, respectively, compared to the effective tax amounts that we estimate we would have been required to pay if these incentives had not been available. The per share effect of these tax incentives for the years ended March 31, 2016, 2017 and 2018 was ₹2.60, ₹2.46 and ₹2.45, respectively.

Deferred income tax liabilities are recognized for all taxable temporary differences except in respect of taxable temporary differences associated with investments in subsidiaries where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future. Accordingly, deferred income tax liabilities on cumulative earnings of subsidiaries amounting to ₹46,905 and ₹51,432 as of March 31, 2017 and 2018, respectively and branch profit tax @ 15% of the US branch profit have not been recognized. Further, it is not practicable to estimate the amount of the unrecognized deferred tax liabilities for these undistributed earnings.